As filed with the Securities and Exchange Commission on September 29, 2017

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 1,829	☒

and/or REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 1,829	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Iron Street

Boston, MA 02210

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	DEEPA DAMRE, ESQ.
WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	400 HOWARD STREET
NEW YORK, NY 10019-6099	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On October 9, 2017, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 1,829 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until October 9, 2017, the effectiveness of the registration statement for the iShares Inv Grade Preferred and Income Securities ETF (the “Fund”), filed in Post-Effective Amendment No. 1,759 on May 26, 2017, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
1,797	August 8, 2017	August 23, 2017
1,805	August 22, 2017	August 31, 2017
1,811	August 30, 2017	September 11, 2017
1,815	September 8, 2017	September 18, 2017
1,820	September 15, 2017	September 25, 2017
1,827	September 22, 2017	October 2, 2017

This Post-Effective Amendment No. 1,829 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 1,759.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 1,829 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 29th day of September, 2017.

iSHARES TRUST

By:
Martin Small*
President

Date: September 29, 2017

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1,829 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark K. Wiedman*
Trustee

Date: September 29, 2017

John E. Martinez*
Trustee

Date: September 29, 2017

Cecilia H. Herbert*
Trustee

Date: September 29, 2017

Charles A. Hurty*
Trustee

Date: September 29, 2017

John E. Kerrigan*
Trustee

Date: September 29, 2017

Robert S. Kapito*
Trustee

Date: September 29, 2017

Madhav V. Rajan*
Trustee

Date: September 29, 2017

Jane D. Carlin*
Trustee

Date: September 29, 2017

Drew E. Lawton**
Trustee

Date: September 29, 2017

Richard L. Fagnani**
Trustee

Date: September 29, 2017

/s/ Jack Gee
Jack Gee*
Treasurer and Chief Financial Officer

Date: September 29, 2017

*By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: September 29, 2017

*	Powers of Attorney, each dated October 15, 2016, for Martin Small, Jane D. Carlin, Mark K. Wiedman, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito and Jack Gee are incorporated herein by reference to Post-Effective Amendment No. 1,690, filed October 31, 2016.

**	Powers of Attorney, each dated June 21, 2017, for Drew E. Lawton and Richard L. Fagnani are incorporated herein by reference to Post-Effective Amendment No. 1,771, filed June 27, 2017.